Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 23, 2021	Apr. 02, 2021	May 31, 2024
Debt Instrument
Outstanding balance, beginning			$ 45,729
Consideration received			1,673
Amortization of issuance discount and costs			1,511
Interest expense			4,659
Fair market value of shares and warrants exchanged for repayment			(14,187)
Difference between market value of common shares and reduction of principal			(5,635)
Outstanding balance, ending			45,020
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Outstanding balance, beginning			9,674
Consideration received		$ 25,000
Amortization of issuance discount and costs			166
Interest expense			830
Fair market value of shares and warrants exchanged for repayment			(4,737)
Difference between market value of common shares and reduction of principal			(1,487)
Outstanding balance, ending			7,420
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Outstanding balance, beginning			35,336
Consideration received	$ 25,000
Amortization of issuance discount and costs			460
Interest expense			3,804
Fair market value of shares and warrants exchanged for repayment			(2,513)
Difference between market value of common shares and reduction of principal			(513)
Outstanding balance, ending			37,600
Placement Agent Notes
Debt Instrument
Outstanding balance, beginning			719
Consideration received			975
Amortization of issuance discount and costs			583
Interest expense			18
Fair market value of shares and warrants exchanged for repayment			(4,379)
Difference between market value of common shares and reduction of principal			(2,084)
Short Term Notes
Debt Instrument
Consideration received			698
Amortization of issuance discount and costs			302
Interest expense			7
Fair market value of shares and warrants exchanged for repayment			(2,558)
Difference between market value of common shares and reduction of principal			$ (1,551)